REVENUE AND DEFERRED REVENUES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue
Revenue	$ 834,878	¥ 5,812,255	¥ 3,645,335	¥ 2,048,896
Wearable products
Disaggregation Of Revenue
Revenue		4,193,665	2,439,534
Self-branded products and others
Disaggregation Of Revenue
Revenue		¥ 1,618,590	¥ 1,205,801